UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Novare Capital Management
Address:  128 South Tryon Street, Suite 1580
          Charlotte, NC 28202

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Don Olmstead
Title:    Managing Director
Phone:    704-334-3698

Signature, Place, and Date of Signing:

   /s/ Don Olmstead               Charlotte, NC             05/22/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           99

Form 13F Information Table Value Total:  $   113,671
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Form 13F Table Information for Novare Capital Management
As of 12/31/2006
Amendment 1 Restatement

                                                         CURRENT                                               VOTING AUTHORITY
                                                          VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER    -------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x1000)    PRN AMT PRN CALL  DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------- -------------- ----------- --------   ------- --- ----  ---------- --------  -------- ------- --------
Plains All Amern Ppln Lp         Common       726503103    4,103     80,154            Sole        NA        Sole
Enterprise Prd Prtnrs Lp         Common       293792107    3,480    120,110
Oneok Partners Lp                Common       68268N103    3,407     53,795
Kinder Morgan Energy Lp          Common       494550106    2,923     61,030
Enbridge Energy                  Common       29250R106    2,726     55,205
Coventry Health Care Inc         Common       222862104    2,477     49,506
Magellan Midstream Partners      Common       559080106    2,439     63,210
Kinder Morgan, Inc..             Common       49455P101    2,299     21,743
Marathon Oil Group               Common       565849106    2,247     24,295
Progressive Corp                 Common       743263105    2,104     86,890
FedEx Corporation                Common       31428x106    2,104     19,371
Nokia Corporation                Common       654902204    2,049    100,839
Teppco Partners L P              Common       872384102    2,027     50,300
Valero, LP                       Common       91913W104    2,006     35,972
L-3 Communications Hldgs         Common       502424104    2,003     24,500
MBIA Inc                         Common       55262C100    1,980     27,110
Plum Creek Timber                Common       729251108    1,979     49,680
Ferrellgas Partners              Common       315293100    1,897     88,755
Suburban Propane                 Common       864482104    1,846     48,580
Goldman Sachs                    Common       38141G104    1,794      9,004
Fiserv Inc                       Common       337738108    1,757     33,530
Johnson & Johnson                Common       478160104    1,717     26,017
Mcgraw-Hill Cos                  Common       580645109    1,677     24,669
Computer Sciences Corp           Common       205363104    1,671     31,325
General Dynamics Corp            Common       369550108    1,640     22,064
Realty Income                    Common       756109104    1,636     59,092
Harley Davidson Inc.             Common       412822108    1,635     23,210
Lab Cp Of Amer Hldg New          Common       50540R409    1,578     21,480
Bank of America                  Common       060505104    1,551     29,051
Noble Corp                       Common       G65422100    1,538     20,205
Royal Bk Cda Montreal            Common       780087102    1,524     32,000
Thor Industries                  Common       885160101    1,519     34,550
Target Corporation               Common       87612E106    1,482     25,985
Amerigas Propane                 Common       030975106    1,468     45,135
Zimmer Holdings Inc              Common       98956P102    1,378     17,585
Chevrontexaco Corp               Common       166764100    1,377     18,732
General Electric                 Common       369604103    1,352     36,353
Kimberly Clark                   Common       494368103    1,239     18,237
American Intl Group Inc          Common       026874107    1,232     17,202
BB&T Corporation                 Common       054937107    1,214     27,643
Lowes Companies                  Common       548661107    1,137     36,519
Auto Data Processing             Common       053015103    1,026     20,845
Anheuser Busch                   Common       035229103    1,015     20,650
Amgen Inc.                       Common       031162100    1,009     14,777
Exxon-Mobil                      Common       30231G102      969     12,658
Lincoln National Corp            Common       534187109      963     14,507
Sunoco Logistics Partners        Common       86764L108      960     19,000
Energy Transfer Partners         Common       29273R109      957     17,700
C D W Corporation                Common       12512N105      944     13,435
Emerson Electric Co.             Common       291011104      937     21,270
Duke                             Common       26441C105      934     28,153
Royal Caribbean Cruises          Common       V7780T103      917     22,175
Pepsi Bottlling Group            Common       713409100      915     29,625
Mylan Labs.                      Common       628530107      908     45,539
First Data Corporation           Common       319963104      890     34,887
Equity Office Properties         Common       294741103      885     18,374
Best Buy Company Inc.            Common       086516101      853     17,343
Clorox Company                   Common       189054109      842     13,140
Black & Decker Corp              Common       091797100      818     10,235
Western Union                    Common       959802109      790     35,270
Wachovia                         Common       929903102      786     13,805
Pfizer Incorporated              Common       717081103      665     25,714
BP Amoco  ADR                    Common       055622104      635      9,471
Intuit Inc                       Common       461202103      588     19,300
Quest Diagnostic Inc             Common       74834L100      567     10,705
Nationwide Finl Svcs Cla         Common       638612101      555     10,245
Washington Mutual Inc            Common       939322103      498     10,965
Pepsico Inc.                     Common       713448108      485      7,755
Entergy Corp.                    Common       29364G103      454      4,921
Fidelity Natl Finl Inc           Common       31620R105      437     18,340
Dominion Resources Inc.          Common       25746U109      435      5,200
Wal-Mart Stores Inc.             Common       931142103      427      9,265
American Standard                Common       029712106      405      8,845
Scana Corporation                Common       80589M102      399      9,834
Radian Group Inc                 Common       750236101      399      7,406
Progress Energy Inc              Common       743263105      385      7,863
Citigroup                        Common       172967101      335      6,025
Lincare Holdings Inc             Common       532791100      332      8,345
Apria Healthcare Group           Common       037933108      332     12,460
Schlumberger                     Common       806857108      329      5,217
Buckeye Partners Uts L P         Common       118230101      327      7,050
Conocophillips                   Common       20825C104      323      4,499
Family Dollar Stores             Common       307000109      316     10,785
Equity Residential Properties    Common       29476L107      292      5,765
Suntrust Banks Inc               Common       867914103      287      3,400
Alltel Corp Del                  Common       020039103      286      4,730
Berkshire Hathaway Cl B          Common       084670207      282         77
Procter & Gamble Co              Common       742718109      252      3,933
Regions Financial Corp           Common       7591EP100      229      6,148
Energy Transfer Equity           Common       29273V100      211      6,740
Hewlett-Packard Company          Common       428236103      204      4,972
Merrill Lynch & Co.              Common       590188108      204      2,195
Sealed Air                       Common       81211K100      202      3,125
Premier Farnell Plc Ordf         Common       G33292106       76     19,740
South Amern Minerals Inc         Common       836303107       22    148,500
D V L Inc                        Common       233347103        4     36,090
S P D R -S&P 500                 Common       78462F103      862       6090
S&P MidCap 400 I-S               Common       464287507      398       4969
S&P Small Cap 600                Common       464287804      855      12968
Ishares Emerging Mkt.            Common       464287234    1,847      16179


Total                                                    113,671